As filed with the Securities and Exchange Commission on August 9, 2004

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08769

Badgley Funds, Inc.
(Exact name of registrant as specified in charter)

P.O. Box 701, Milwaukee, Wisconsin 53201-0701

(Address of principal executive offices) (Zip code)

Kirkland & Ellis LLP, 200 East Randolph Street, Chicago, IL 60601

(Name and address of agent for service)

1-877-BADGLEY (1-877-223-4539)
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2004

Date of reporting period: May 31, 2004

Item 1. Report to Stockholders.

ANNUAL REPORT
May 31, 2004

Badgley Funds, Inc.

Badgley Balanced Fund
Ticker BMFBX

Badgley Growth Fund
Ticker BMFGX

P.O. Box 701, Milwaukee, Wisconsin 53201-0701 1-877-BADGLEY
www.badgleyfunds.com

TABLE OF CONTENTS

3	Letter to Shareholders

4	Performance Graphs

6	Statements of Assets and Liabilities

7	Statements of Operations

8	Statements of Changes in Net Assets

10	Financial Highlights

12	Schedule of Investments

23	Notes to the Financial Statements

28	Report of Independent Registered Public Accounting Firm

29	Directors and Officers

This report is not authorized unless accompanied or preceded by a prospectus for Badgley Funds, Inc. The Badgley Funds are distributed by Rafferty Capital Markets, LLC. The date of first use of this annual report is July 30, 2004.

2 BADGLEY FUNDS ANNUAL REPORT

Badgley Funds, Inc.
ANNUAL REPORT
May 31, 2004

Dear Fellow Shareholders:

    We are pleased to provide you with the 2004 Annual Report of the Badgley Funds, Inc. (the “Funds”). To begin, we would like to take this opportunity to convey our gratitude for your investment in the Badgley Funds. We thank you for the trust you place in Badgley Funds, Inc. and your confidence in the team of portfolio managers at the Funds’ investment adviser, Seattle-based Badgley, Phelps and Bell, Inc. (“BP&B”).

    This Annual Report summarizes the activities of the Badgley Growth Fund (BMFGX) and the Badgley Balanced Fund (BMFBX) for the one year period ending May 31, 2004. As they have done since the inception of the Funds in 1998, PricewaterhouseCoopers LLP audited the Funds’ financial statements, contained in the following pages.

Performance and Market Trends

    The Funds earned positive total returns for the year ended May 31, 2004. The Badgley Growth Fund was up 16.27% and the Badgley Balanced Fund finished the year up 7.25%. For the same time period the S&P 500 Index rose 18.33%, while the Lehman Brothers Government/Credit Intermediate Index (LBGCI) fell slightly, posting a -0.44% return. (These figures and additional performance information are detailed in the graphs on the following pages.)

In the recent past we have reported to you about the effect of market cycle rotations on the performance of the high-quality stocks and bonds in the Badgley Funds. We have noted that in periods of recovery immediately following bear markets, lower quality investments and highly cyclical stocks tend to be favored. This trend continued to dominate the markets through the end of 2003 and accounts for the relative underperformance of the Funds for the year as compared to the benchmarks. Since it is impossible to predict the timing and duration of market cycles, BP&B maintains a deliberate and consistent investment strategy through all market environments and does not chase after uncertain short-term performance gains. The long-term investment philosophy utilized in the management of the Badgley Funds allows you to benefit from the long-term performance gains associated with strong, well-managed companies dominant in their respective marketplaces. In addition, the Funds’ performance is not eroded by excessive transaction costs resulting from a high volume of trading, or turnover, in the portfolios.

The arrival of 2004 seems to have signaled the advent of the next phase of the market cycle: a return to favor by high quality stocks. Jarred by sobering political and economic headlines and seeking stability in their portfolios, investors have returned to the fundamentals of prudent investing. Once again, companies with strong underlying characteristics which speak to the long-term sustainability of earnings and dividend yields are being rewarded with rising stock prices for their consistent and dynamic management. Evidence of this positive rotation in the market cycle is seen in the 2004 year-to-date returns for the stocks in the Funds relative to the S&P 500. For the five-month period ending May 31, 2004, the all-stock Badgley Growth Fund was up 2.69%, while the S&P 500 posted a 1.47% return. Though high-quality bonds have not yet rotated back into favor, we remain convinced it is only a matter of time before they will. In the meantime, the inherent stability of a balanced portfolio is clearly demonstrated in the returns for the Badgley Balanced Fund for the five-month period ending May 31, 2004. The out-performance of the high-quality stocks in the Fund buoyed the Fund’s return, keeping it at a positive 0.99%. For this same period, the LBGCI bond-only index was down by -0.41%.

Compliance Update

    The SEC continues to strengthen its regulations for investment companies and advisers alike and we anticipate this trend will continue, particularly in light of the ongoing investigations into the various scandals that have, of late, plagued our industry. Recent regulatory changes address areas such as market timing, the disclosure of portfolio holdings, and new requirements governing the role of the Chief Compliance Officer. Your Board of Directors and everyone at Badgley Funds, Inc. continues to work diligently to meet these regulatory changes.

A Note from New Fund President, J. Kevin Callaghan

In March of this year, your Badgley Funds Board of Directors elected me President of the Funds. Since the Funds’ inception, I have served as a director and co-chairman of the Board. In order to better focus my attention on my new role, I stepped down from the co-chair position when I accepted the role of president. It is an honor to have been chosen for the post and very exciting to step into the trenches. My long experience on the Board allows me to translate the Board’s vision for the Funds directly into the daily decision-making. I am delighted to be serving you in this new capacity and I welcome your feedback.

***
Once again, we would like to extend our sincere thanks to you for your investment in the Badgley Funds. We are available by email or phone, at 1-877-223-4539, or you may contact us by mail with any comments, suggestions or questions. We look forward to hearing from you and serving you in the year ahead.

Sincerely,

Badgley Funds, Inc.

/s/ J. KEVIN CALLAGHAN	/s/ LISA P. GUZMAN

J. KEVIN CALLAGHAN President kevinc@badgley.com	LISA P. GUZMAN Treasurer and Secretary lisag@badgley.com

BADGLEY FUNDS ANNUAL REPORT 3

Badgley Funds, Inc.
ANNUAL REPORT
May 31, 2004

  Badgley Balanced Fund

THIS CHART ASSUMES AN INITIAL GROSS INVESTMENT OF $10,000 MADE ON 6/25/98 (COMMENCEMENT OF OPERATIONS). RETURNS SHOWN INCLUDE THE REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. IN THE ABSENCE OF FEE WAIVERS AND REIMBURSEMENTS, TOTAL RETURN WOULD BE REDUCED. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. THIS CHART AND TABLE BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO THAT YOUR SHARES, WHEN REDEEMED WILL BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

LEHMAN BROTHERS INTERMEDIATE GOV’T./CREDIT BOND INDEX — An unmanaged market value-weighted index composed of all bonds that are investment grade (rated Baa or higher by Moody’s or BBB or higher by S&P, if unrated by Moody’s). All issues have maturities between one and ten years and outstanding par value of at least $150 million.

S&P 500 INDEX — An unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of the 500 stocks which represent all major industries.

For the period 6/25/98 through 6/30/98 the returns for the S&P 500 Index and Lehman Brothers Intermediate Gov’t./Credit Bond Index were calculated by prorating the total return for June 1998.

The performance data quoted represents past performance; current performance may be higher or lower than the performance data quoted.

Average Annual Total Returns through May 31, 2004

	One Year	Five Year	Since Inception June 25, 1998

Badgley Balanced Fund	7.25%	2.24%	3.32%
Lehman Brothers Intermediate
Gov’t./Credit Bond Index	-0.44%	6.71%	6.36%
S&P 500 Index	18.33%	-1.52%	1.33%

4 BADGLEY FUNDS ANNUAL REPORT

Badgley Funds, Inc.
ANNUAL REPORT
May 31, 2004

  Badgley Growth Fund

THIS CHART ASSUMES AN INITIAL GROSS INVESTMENT OF $10,000 MADE ON 6/25/98 (COMMENCEMENT OF OPERATIONS). RETURNS SHOWN INCLUDE THE REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. IN THE ABSENCE OF FEE WAIVERS AND REIMBURSEMENTS, TOTAL RETURN WOULD BE REDUCED. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. THIS CHART AND TABLE BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO THAT YOUR SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

S&P 500 INDEX — An unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of the 500 stocks which represent all major industries.

For the period 6/25/98 through 6/30/98 the returns for the S&P 500 Index were calculated by prorating the total return for June 1998.

The performance data quoted represents past performance; current performance may be higher or lower than the performance data quoted.

Average Annual Total Returns through May 31, 2004

	One Year	Five Year	Since Inception June 25, 1998

Badgley Growth Fund	16.27%	-2.06%	0.55%
S&P 500 Index	18.33%	-1.52%	1.33%

BADGLEY FUNDS ANNUAL REPORT 5

Badgley Funds, Inc.
STATEMENTS OF ASSETS AND LIABILITIES
May 31, 2004

	Balanced Fund	Growth Fund

ASSETS:
Investments, at market value
(cost of $27,981,677 and $12,547,671, respectively)	$31,693,171	$15,853
Interest receivable	226,725	699 220
Receivable for Fund shares purchased	13,333	437,639
Dividends receivable	11,812	10,988
Receivable from Adviser	—	10,666
Other assets	14,842	14,007

Total assets	31,959,883	16,327,219

LIABILITIES:
Accrued expenses and other liabilities	86,634	59,255
Payable to Adviser	2,622	—
Payable for Fund shares redeemed	—	36,015

Total liabilities	89,256	95,270

NET ASSETS	$31,870,627	$16,231,949

NET ASSETS CONSIST OF:
Capital stock	$31,701,056	$18,028,315
Accumulated undistributed net investment income	69,561	—
Accumulated net realized loss on investments	(3,611,484)	(5,102,394)
Net unrealized appreciation on investments	3,711,494	3,306,028

Total net assets	$31,870,627	$16,231,949

Shares outstanding (par value of $.01, 500,000,000 shares authorized)	2,924,882	1,577,441

Net Asset Value, Redemption Price and Offering Price Per Share	$10.90	$10.29

6 BADGLEY FUNDS ANNUAL REPORT	See Notes to the Financial Statements

Badgley Funds, Inc.
STATEMENTS OF OPERATIONS
For the Year Ended May 31, 2004

	Balanced Fund	Growth Fund

INVESTMENT INCOME:	$674,457	$2,637
Interest income	152,885	167,583
Dividend income (net of withholding tax of $106 and $97, respectively)

Total investment income	827,342	170,220

EXPENSES:
Investment advisory fees	274,081	171,242
Distribution fees	76,134	42,811
Professional fees	64,524	64,580
Shareholder servicing and accounting fees	60,162	54,721
Administration fees	32,248	32,121
Federal and state registration fees	17,712	17,098
Directors’ fees and expenses	10,274	10,292
Reports to shareholders	9,636	15,094
Custody fees	7,763	8,831
Other	13,914	13,049

Total expenses before waiver and reimbursement	566,448	429,839
Less: Waiver of expenses and reimbursement from Adviser	(170,562)	(172,985)

Net expenses	395,886	256,854

NET INVESTMENT INCOME (LOSS)	431,456	(86,634)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments	229,743	571,184
Change in net unrealized appreciation/depreciation on investments	1,383,055	2,186,727

Net realized and unrealized gain on investments	1,612,798	2,757,911

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,044,254	$2,671,277

See Notes to the Financial Statements	BADGLEY FUNDS ANNUAL REPORT 7

Badgley Funds, Inc.
STATEMENTS OF CHANGES IN NET ASSETS

  Badgley Balanced Fund

	Year Ended May 31, 2004	Year Ended May 31, 2003

OPERATIONS:
Net investment income	$431,456	$495,523
Net realized gain (loss) on investments	229,743	(1,430,992)
Change in net unrealized appreciation/depreciation on investments	1,383,055	584,708

Net increase (decrease) in net assets resulting from operations	2,044,254	(350,761)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(431,375)	(522,723)

Total dividends and distributions	(431,375)	(522,723)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	6,024,638	3,859,913
Proceeds from shares issued to holders in reinvestment of dividends	399,838	483,397
Cost of shares redeemed	(5,362,575)	(2,862,049)

Net increase in net assets resulting from capital share transactions	1,061,901	1,481,261

TOTAL INCREASE IN NET ASSETS	2,674,780	607,777
NET ASSETS:
Beginning of year	29,195,847	28,588,070

End of year (including undistributed net investment income of
$69,561 and $69,610, respectively)	$31,870,627	$29,195,847

8 BADGLEY FUNDS ANNUAL REPORT	See Notes to the Financial Statements

Badgley Funds, Inc.
STATEMENTS OF CHANGES IN NET ASSETS

 Badgley Growth Fund

	Year Ended May 31, 2004	Year Ended May 31, 2003

OPERATIONS:
Net investment loss	$(86,634)	$(78,460)
Net realized gain (loss) on investments	571,184	(2,198,598)
Change in net unrealized appreciation/depreciation on investments	2,186,727	(186,055)

Net increase (decrease) in net assets resulting from operations	2,671,277	(2,463,113)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	5,062,819	5,000,481
Cost of shares redeemed	(8,180,294)	(3,399,045)

Net increase (decrease) in net assets resulting from
capital share transactions	(3,117,475)	1,601,436

TOTAL DECREASE IN NET ASSETS	(446,198)	(861,677)
NET ASSETS:
Beginning of year	16,678,147	17,539,824

End of year (including undistributed net investment income of
$0 and $0, respectively)	$16,231,949	$16,678,147

See Notes to the Financial Statements	BADGLEY FUNDS ANNUAL REPORT 9

Badgley Funds, Inc.
FINANCIAL HIGHLIGHTS
For a fund share outstanding throughout the period

 Badgley Balanced Fund

	Year Ended May 31, 2004	Year Ended May 31, 2003	Year Ended May 31, 2002	Year Ended May 31, 2001	Year Ended May 31, 2000

PER SHARE DATA: Net asset value, beginning of period	$10.31	$10.65	$11.36	$11.47	$10.69

Income from investment operations:
Net investment income	0.15	0.18	0.21	0.24	0.20
Net realized and unrealized gain
(loss) on investments	0.59	(0.33)	(0.71)	(0.11)	0.78

Total from investment operations	0.74	(0.15)	(0.50)	0.13	0.98

Less:
Dividends from net investment income	(0.15)	(0.19)	(0.21)	(0.24)	(0.20)
Dividends from net realized gains	-	-	-	(0.00)[1]	-

Total dividends	(0.15)	(0.19)	(0.21)	(0.24)	(0.20)

Net asset value, end of period	$10.90	$ 10.31	$ 10.65	$ 11.36	$ 11.47

TOTAL RETURN	7.25%	-1.33%	-4.44%	1.13%	9.23%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period	$31,870,627	$ 29,195,847	$ 28,588,070	$ 30,017,183	$ 24,286,086
Ratio of expenses to average net assets:
Before expense reimbursement	1.86%	1.82%	1.72%	1.80%	1.98%
After expense reimbursement	1.30%	1.30%	1.30%	1.30%	1.30%
Ratio of net investment income to average net assets:
Before expense reimbursement	0.86%	1.26%	1.48%	1.57%	1.24%
After expense reimbursement	1.42%	1.78%	1.90%	2.07%	1.92%
Portfolio turnover rate	29.27%	32.08%	35.98%	35.70%	28.78%

[1]	Amount less than $(0.01) per share.

10 BADGLEY FUNDS ANNUAL REPORT	See Notes to the Financial Statements

Badgley Funds, Inc.
FINANCIAL HIGHLIGHTS
For a fund share outstanding throughout the period

 Badgley Growth Fund

	Year Ended May 31, 2004	Year Ended May 31, 2003	Year Ended May 31, 2002	Year Ended May 31, 2001	Year Ended May 31, 2000

PER SHARE DATA:
Net asset value, beginning of period	$8.85	$10.31	$12.10	$13.23	$11.42

Income from investment operations:
Net investment loss	(0.05)	(0.04)	(0.07)	(0.07)	(0.08)
Net realized and unrealized gain
(loss) on investments	1.49	(1.42)	(1.72)	(1.06)	1.89

Total from investment operations	1.44	(1.46)	(1.79)	(1.13)	1.81

Less:
Dividends from net investment income	—	—	—	—	(0.00) [1]

Net asset value, end of period	$10.29	$8.85	$10.31	$12.10	$13.23

TOTAL RETURN	16.27%	-14.16%	-14.79%	--8.54%	15.86%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period	$16,231,949	$16,678,147	$17,539,824	$18,784,323	$12,251,424
Ratio of expenses to average net assets:
Before expense reimbursement	2.51%	2.43%	2.23%	2.33%	2.84%
After expense reimbursement	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment loss to average net assets:
Before expense reimbursement	(1.52)%	(1.42)%	(1.41)%	(1.57)%	(2.06)%
After expense reimbursement	(0.51)%	(0.49)%	(0.68)%	(0.74)%	(0.72)%
Portfolio turnover rate	45.58%	29.52%	39.51%	27.21%	25.88%

[1]	Amount less than $(0.01) per share.

See Notes to the Financial Statement	BADGLEY FUNDS ANNUAL REPORT 11

Badgley Funds, Inc.
SCHEDULE OF INVESTMENTS
May 31, 2004

  Badgley Balanced Fund

Number of
Shares		Value

	LONG-TERM INVESTMENTS — 97.9%
	COMMON STOCKS — 51.8%
	Advertising — 1.7%
6,650	Omnicom Group Inc.	$531,136

	Auto/ Truck Parts & Equipment — 0.9%
5,525	Johnson Controls, Inc.	297,908

	Chemical — Specialty — 1.9%
20,275	Ecolab Inc.	618,590

	Computers — 2.6%
7,200	Affiliated Computer Services, Inc. — Class A*	358,704
13,400	Dell Inc.*	471,412

		830,116

	Consumer Finance — 1.7%
20,687	MBNA Corporation	525,450

	Diversified Conglomerates — 3.2%
6,575	3M Co.	555,982
14,750	General Electric Company	459,020

		1,015,002

	Drugs — 1.3%
11,700	Pfizer Inc.	413,478

	E-Commerce — 1.3%
4,725	eBay Inc.*	419,580

	Financials — Diversified — 3.0%
10,975	Citigroup Inc.	509,569
9,425	State Street Corporation	456,359

		965,928

Financial Services — 1.3%
6,025	Fannie Mae	407,892

12 BADGLEY FUNDS ANNUAL REPORT	See Notes to the Financial Statements

Badgley Funds, Inc.
SCHEDULE OF INVESTMENTS (continued)
May 31, 2004

 Badgley Balanced Fund

Number of
Shares		Value

	Food & Beverage — 1.5%
9,075	PepsiCo, Inc.	$484,333

	Food Wholesale Distribution — 1.6%
13,650	Sysco Corporation	511,875

	Freight Transportation — 2.9%
8,325	Expeditors International of Washington, Inc.	378,288
7,600	United Parcel Service, Inc. — Class B	545,072

		923,360

	Industrial Gas — 1.4%
12,125	Praxair, Inc.	448,504

	Insurance — Multi — 3.7%
13,275	AFLAC INCORPORATED	538,965
8,600	American International Group, Inc.	630,380

		1,169,345

	Internet Security — 1.2%
8,075	Symantec Corporation*	369,835

	Medical Products & Services — 4.7%
5,650	Amgen Inc.*	309,055
7,125	Cardinal Health, Inc.	482,434
7,450	Stryker Corporation	378,832
5,125	Teva Pharmaceutical Industries Ltd., ADR	339,121

		1,509,442

	Motorcycles — 1.1%
6,150	Harley-Davidson, Inc.	353,563

	Networking Equipment — 1.3%
19,275	Cisco Systems, Inc.*	426,941

	Restaurants — 1.9%
14,900	Starbucks Corporation*	605,536

See Notes to the Financial Statements	BADGLEY FUNDS ANNUAL REPORT 13

Badgley Funds, Inc.
SCHEDULE OF INVESTMENTS (continued)
May 31, 2004

  Badgley Balanced Fund

Number of
Shares		Value

	Retail — Arts & Crafts — 1.3%
7,598	Michaels Stores, Inc.	$396,996

	Retail — Bedding — 1.0%
8,725	Bed Bath & Beyond Inc.*	325,006

	Retail — Discount — 3.4%
10,775	Costco Wholesale Corporation	407,079
10,975	Walgreen Co.	384,235
5,500	Wal-Mart Stores, Inc.	306,515

		1,097,829

	Semiconductors — 1.1%
12,175	Intel Corporation	347,596

	Software — 2.4%
9,150	Electronic Arts Inc.	465,095
11,350	Microsoft Corporation	299,073

		764,168

	Surgical/Medical Instruments — 1.3%
8,550	Medtronic, Inc.	409,545

	Textiles — Home Furnishings — 1.1%
4,500	Mohawk Industries, Inc.*	334,080

	Total Common Stocks (Cost $13,125,345)	16,503,034

14 BAGLEY FUNDS ANNUAL REPORT	See Notes to the Financial Statements

Badgley Funds, Inc.
SCHEDULE OF INVESTMENTS (continued)
May 31, 2004

  Badgley Balanced Fund

Principal
Amount		Value

	CORPORATE BONDS — 21.2%

	Chemical — Specialty — 1.4%
$ 400,000	Ecolab Inc.
	6.875%, 2/1/11	$436,111

	Computers — 0.7%
200,000	IBM Corporation
	5.375%, 2/1/09	209,239

	Diversified Financial Services — 6.3%
170,000	American General Finance
	5.375%, 9/1/09	175,355

200,000	Bank of America Corp.
	4.750%, 10/15/06	206,914

300,000	Bank of America Corp.
	5.250%, 2/1/07	312,881

500,000	Citigroup Inc.
	7.250%, 10/1/10	561,931

525,000	General Electric Capital Corporation
	7.375%, 1/19/10	596,717

140,000	Wells Fargo Financial
	5.500%, 8/1/12	143,419

		1,997,217

100,000	Food & Beverage — 0.3% PepsiCo, Inc.
	5.750%, 1/15/08	107,496

500,000	Food Wholesale Distribution — 1.7% Sysco Corporation
	7.000%, 5/1/06	538,711

300,000	Industrial Gas — 0.8% Praxair, Inc.
	3.950%, 6/1/13	272,122

See Notes to the Financial Statements	BADGLEY FUNDS ANNUAL REPORT 15

Badgley Funds, Inc.
SCHEDULE OF INVESTMENTS (continued)
May 31, 2004

 Badgley Balanced Fund

Principal
Amount		Value

	Insurance — 2.3%
$ 200,000	AFLAC INCORPORATED
	6.500%, 4/15/09	$215,185

500,000	Washington Mutual, Inc.
	5.625%, 1/15/07	525,792

		740,977

	Linen Supply & Related Items — 0.4%
125,000	Cintas Corporation No. 2
	5.125%, 6/1/07	131,150

	Medical — Drugs — 1.5%
300,000	Abbott Laboratories
	5.625%, 7/1/06	316,528

135,000	Cardinal Health, Inc.
	6.750%, 2/15/11	148,877

		465,405

	Retail — Discount — 1.9%
400,000	Costco Wholesale Corporation
	7.125%, 6/15/05	419,294

200,000	Wal-Mart Stores, Inc.
	4.550%, 5/1/13	191,574

		610,868

	Retail — Home Improvement — 2.2%
225,000	The Home Depot, Inc.
	5.375%, 4/1/06	235,848

425,000	Target Corporation
	6.350%, 1/15/11	463,210

		699,058

16 BAGLEY FUNDS ANNUAL REPORT	See Notes to the Financial Statements

Badgley Funds, Inc
SCHEDULE OF INVESTMENTS (continued)
May 31, 2004

 Badgley Balanced Fund

Principal
Amount		Value

$ 500,000	Telecommunications Services — 1.7% SBC Communications Inc. 6.625%, 7/15/07	$539,899

	Total Corporate Bonds (Cost $6,510,312)	6,748,253

	GOVERNMENT SECURITIES — 24.9%
450,000	U.S. Treasury Obligations — 13.4% U.S. Treasury Notes — 13.4% 6.500%, 8/15/05	474,029
650,000	5.625%, 2/15/06	685,649
650,000	5.500%, 2/15/08	697,861
250,000	3.250%, 8/15/08	246,875
750,000	6.000%, 8/15/09	824,707
355,000	6.500%, 2/15/10	399,944
250,000	5.750%, 8/15/10	272,246
450,000	4.375%, 8/15/12	446,467
230,000	4.250%, 8/15/13	223,603

		4,271,381

	Total U.S. Treasury Obligations (Cost $4,186,015)	4,271,381

	Government Agency — 11.5%
	Federal Home Loan Bank (FHLB) — 2.5%
450,000	5.750%, 5/15/12	473,511
330,000	4.500%, 9/16/13	313,627

		787,138

875,000	Federal Home Loan Mortgage Corporation (FHLMC) — 2.8%
	5.250%, 1/15/06	912,679

See Notes to the Financial Statements	BADGLEY FUNDS ANNUAL REPORT 17

Badgley Funds, Inc.
SCHEDULE OF INVESTMENTS (continued)
May 31, 2004

 Badgley Balanced Fund

Principal
Amount		Value

	Federal National Mortgage Association (FNMA) — 4.9%
$ 720,000	5.250%, 4/15/07	$ 756,827
100,000	5.250%, 1/15/09	104,464
625,000	6.625%, 9/15/09	690,112

		1,551,403

	Freddie Mac — 1.3%***
425,000	3.500%, 2/13/08	421,416

	Total Government Agency (Cost $3,662,138)	3,672,636

	Total Government Securities (Cost $7,848,153)	7,944,017

	Total Long-Term Investments (Cost $27,483,810)	31,195,304

	SHORT-TERM INVESTMENT — 1.6%
	Variable Rate Demand Note ** — 1.6%
497,867	U.S. Bank, N.A., 0.850%	497,867

	Total Short-Term Investment (Cost $497,867)	497,867

	TOTAL INVESTMENTS — 99.5%
	(Cost $27,981,677)	31,693,171

	Other assets in excess of liabilities — 0.5%	177,456

	TOTAL NET ASSETS — 100.0%	$ 31,870,627

*— Non-income producing security.
** — Variable rate security. The rate listed is as of May 31, 2004.
*** — Callable security.
ADR — American Depository Receipt.

18 BAGLEY FUNDS ANNUAL REPORT	See Notes to the Financial Statements

Badgley Funds, Inc.
SCHEDULE OF INVESTMENTS
May 31, 2004

 Badgley Growth Fund

Number of
Shares		Value

	LONG-TERM INVESTMENTS — 95.0%
	COMMON STOCKS — 95.0%

	Advertising — 3.1%
6,200	Omnicom Group Inc.	$495,194

	Auto/Truck Parts & Equipment — 1.7%
5,175	Johnson Controls, Inc.	279,036

	Chemical — Specialty — 3.6%
19,125	Ecolab Inc.	583,504

	Computers — 4.8%
6,650	Affiliated Computer Services, Inc.— Class A*	331,303
12,500	Dell Inc.*	439,750

		771,053

	Consumer Finance — 3.1%
19,512	MBNA Corporation	495,605

	Diversified Conglomerates — 5.9%
6,200	3M Co.	524,272
13,775	General Electric Company	428,678

		952,950

	Drugs — 2.3%
10,775	Pfizer Inc.	380,789

	E-Commerce — 2.4%
4,425	eBay Inc.*	392,940

	Financials — Diversified — 5.6%
10,350	Citigroup Inc.	480,550
8,800	State Street Corporation	426,096

		906,646

See Notes to the Financial Statements	BADGLEY FUNDS ANNUAL REPORT 19

Badgley Funds, Inc
SCHEDULE OF INVESTMENTS (continued)
May 31, 2004

 Badgley Growth Fund

Number of
Shares		Value

	Financial Services — 2.3%
5,650	Fannie Mae	$382,505

	Food & Beverage — 2.8%
8,475	PepsiCo, Inc.	452,311

	Food Wholesale Distribution — 2.9%
12,750	Sysco Corporation	478,125

	Freight Transportation — 5.3%
7,950	Expeditors International of Washington, Inc.	361,248
7,025	United Parcel Service, Inc.— Class B	503,833

		865,081

	Industrial Gas — 2.6%
11,325	Praxair, Inc.	418,912

	Insurance — Multi — 6.7%
12,275	AFLAC INCORPORATED	498,365
8,050	American International Group, Inc.	590,065

		1,088,430

	Internet Security — 2.1%
7,575	Symantec Corporation*	346,935

	Medical Products & Services — 8.7%
5,325	Amgen Inc.*	291,277
6,800	Cardinal Health, Inc.	460,428
6,900	Stryker Corporation	350,865
4,700	Teva Pharmaceutical Industries Ltd., ADR	310,999

		1,413,569

	Motorcycles — 2.0%
5,725	Harley-Davidson, Inc.	329,130

20 BAGLEY FUNDS ANNUAL REPORT	See Notes to the Financial Statements

Badgley Funds, Inc.
SCHEDULE OF INVESTMENTS (continued)
May 31, 2004

 Badgley Growth Fund

Number of
Shares		Value

	Networking Equipment — 2.5%
18,275	Cisco Systems, Inc.*	$404,791

	Restaurants — 3.5%
13,925	Starbucks Corporation*	565,912

	Retail — Arts & Crafts — 2.3%
7,083	Michaels Stores, Inc.	370,087

	Retail — Bedding — 1.9%
8,150	Bed Bath & Beyond Inc.*	303,587

	Retail — Discount — 6.3%
10,100	Costco Wholesale Corporation	381,578
10,325	Walgreen Co.	361,478
4,925	Wal-Mart Stores, Inc.	274,470

		1,017,526

	Semiconductors — 2.0%
11,400	Intel Corporation	325,470

	Software — 4.4%
8,550	Electronic Arts Inc.*	434,597
10,675	Microsoft Corporation	281,286

		715,883

	Surgical/Medical Instruments — 2.3%
7,825	Medtronic, Inc.	374,818

	Textiles — Home Furnishings — 1.9%
4,100	Mohawk Industries, Inc.*	304,384

	Total Common Stocks (Cost $12,109,145)	15,415,173

	Total Long-Term Investments (Cost $12,109,145)	15,415,173

See Notes to the Financial Statements	BADGLEY FUNDS ANNUAL REPORT 21

Badgley Funds, Inc.
SCHEDULE OF INVESTMENTS (continued)
May 31, 2004

 Badgley Growth Fund

Principal
Amount		Value

	SHORT-TERM INVESTMENT — 2.7%
	Variable Rate Demand Note ** — 2.7%
$ 438,526	U.S. Bank, N.A., 0.850%	$438,526

	Total Short-Term Investment (Cost $438,526)	438,526

	TOTAL INVESTMENTS — 97.7%
	(Cost $12,547,671)	15,853,699

	Other assets in excess of liabilities — 2.3%	378,250

	TOTAL NET ASSETS — 100.0%	$16,231,949

*— Non-income producing security.
** — Variable rate security. The rate listed is as of May 31, 2004.
ADR — American Depository Receipt.

22 BAGLEY FUNDS ANNUAL REPORT	See Notes to the Financial Statements

Badgley Funds, Inc.
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2004
1. Organization

Badgley Funds, Inc. (the “Corporation”) was incorporated on April 28, 1998, as a Maryland Corporation and is registered as an open-end management investment company under the Investment Company Act of 1940. The Badgley Balanced Fund (the “Balanced Fund”) and the Badgley Growth Fund (the “Growth Fund”) (collectively referred to as the “Funds”) are separate, diversified investment portfolios of the Corporation. The principal investment objective of the Balanced Fund is to seek long-term capital appreciation and income. The principal investment objective of the Growth Fund is to seek long-term capital appreciation. The Funds commenced operations on June 25, 1998.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

a)   Investment Valuation — Securities listed on the NASDAQ National Market are valued at the NASDAQ Official Closing Price (“NOCP”). Other securities traded on a national securities exchange (including options on indices so traded) are valued at the last sales price at the close of that exchange where primarily traded. Exchange-traded securities for which there were no transactions and NASDAQ-traded securities for which there is no NOCP are valued at the mean of the bid and ask prices. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates fair value. Debt securities having maturities over 60 days or for which amortized cost is not deemed to reflect fair value may be priced by independent pricing services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

b)   Federal Income Taxes — No provision for federal income taxes has been made since the Funds have complied to date with the provisions of the Internal Revenue Code applicable to regulated investment companies and intend to continue to so comply in future years and to distribute substantially all of the Funds’ investment company net taxable income and net realized gains to shareholders.

c)   Income and Expenses — The Funds are charged for those expenses that are directly attributable to each portfolio, such as advisory, administration and certain shareholder service fees. Expenses that are not directly attributable to a portfolio are typically allocated among the Funds in proportion to their respective net assets, number of shareholder accounts or net sales, where applicable.

d)   Distributions to Shareholders — Dividends from net investment income of the Balanced Fund are declared and paid quarterly. Dividends from net investment income of the Growth Fund are declared and paid annually. The Funds’ net realized capital gains, if any, are distributed at least annually.

BADGLEY FUNDS ANNUAL REPORT 23

Badgley Funds, Inc.
NOTES TO THE FINANCIAL STATEMENTS (continued)
May 31, 2004

e)   Use of Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

f)   Guarantees and Indemnifications — In the normal course of business the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. Based on experience, however, the Funds expect the risk of loss to be remote.

g)   Other — Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Premiums and discounts on the purchase of fixed income securities are amortized using the yield to call method.

3. Capital Share Transactions

Transactions in shares of the Funds for the year ended May 31, 2004, were as follows:

Balanced Fund	Growth Fund

Shares sold	559,171	527,042
Shares issued to holders in reinvestment of dividends	37,714	—
Shares redeemed	(502,592)	(835,110)

Net increase (decrease)	94,293	(308,068)

Transactions in shares of the Funds for the year ended May 31, 2003, were as follows:

	Balanced Fund	Growth Fund

Shares sold	384,736	581,042
Shares issued to holders in reinvestment of dividends	48,794	—
Shares redeemed	(286,159)	(396,641)

Net increase	147,371	184,401

24 BAGLEY FUNDS ANNUAL REPORT

Badgley Funds, Inc.
NOTES TO THE FINANCIAL STATEMENTS (continued)
May 31, 2004

4. Investment Transactions and Income Tax Information

The aggregate purchases and sales of investments, excluding short-term investments, by the Funds for the year ended May 31, 2004, were as follows:

	Balanced Fund	Growth Fund

Purchases
U.S. Government	$ 1,795,092	$ —
Other	7,925,264	7,596,761

Sales
U.S. Government	596,119	—
Other	7,990,619	11,255,009

As of May 31, 2004, the components of accumulated earnings (losses) on a tax basis were as follows:

	Balanced Fund	Growth Fund

Cost of Investments(a)	$ 28,152,275	$ 12,706,240

Gross unrealized appreciation	3,828,960	3,237,332
Gross unrealized depreciation	(288,064)	(89,873)

Net unrealized appreciation	3,540,896	3,147,459

Undistributed ordinary income	69,561	—
Undistributed long-term capital gain	—	—

Total distributable earnings	69,561	—

Other accumulated gains (losses)	(3,440,886)	(4,943,825)

Total accumulated earnings (losses)	$ 169,571	$ (1,796,366)

(a) Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to wash sales.

At May 31, 2004, the Balanced Fund and the Growth Fund had accumulated net realized capital loss carryovers of $3,440,886 and $4,943,825, respectively. The capital loss carryovers for the Balanced Fund of $61,004, $731,270, $2,096,325, and $552,287 expire in 2009, 2010, 2011, and 2012, respectively. The capital loss carryovers for the Growth Fund of $1,864, $50,467, $57,182, $1,343,882, $2,533,832 and $956,598 expire in 2007, 2008, 2009, 2010, 2011, and 2012, respectively. The above losses will be offset by any future realized capital gains.

On the Statements of Assets and Liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been increased and capital stock decreased by $0 and $86,634 for the Balanced Fund and Growth Fund, respectively. The permanent book-to-tax differences in the Growth Fund are the result of net operating losses.

BADGLEY FUNDS ANNUAL REPORT 25

Badgley Funds, Inc.
NOTES TO THE FINANCIAL STATEMENTS (continued)
May 31, 2004

For the year ended May 31, 2004, the components of distributions on a tax basis were as follows:

	Balanced Fund	Growth Fund

Income	$ 431,375	$ —
Long-term gains	—	—

Total distributions paid	$ 431,375	$ —

For the year ended May 31, 2003, the components of distributions on a tax basis were as follows:

	Balanced Fund	Growth Fund

Income	$ 522,723	$ —
Long-term gains	—	—

Total distributions paid	$522,723	$ —

For the fiscal year ended May 31, 2004 certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from net investment income designated as qualified dividend income were as follows (unaudited):

Balanced Fund	35%
Growth Fund	0%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended May 31, 2004 were as follows (unaudited):

Balanced Fund	34%
Growth Fund	0%

5. Investment Advisory and Other Agreements

The Corporation has an Investment Advisory Agreement (the “Agreement”) with Badgley, Phelps and Bell, Inc. (the “Adviser”), with whom certain Officers and Directors of the Corporation are affiliated, to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Corporation, on behalf of the Funds, compensates the Adviser for its management services at the annual rate of 0.90% of the Balanced Fund’s average daily net assets and 1.00% of the Growth Fund’s average daily net assets. The advisory fee is accrued daily and paid monthly.

The Adviser has agreed to waive its management fee and/or reimburse the Funds’ other expenses to the extent necessary to ensure that the Balanced Fund’s total operating expenses do not exceed 1.30% of its average daily net assets and that the Growth Fund’s total operating expenses do not exceed 1.50% of its average daily net assets. Any such waiver or reimbursement is subject to later adjustment during the term of the Agreement to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a period are less than the expense limitation caps, provided, however, that the Adviser shall only be entitled to recoup such amounts for the period of three years from the date such amount was waived or reimbursed. For the year ended May 31, 2004, the Adviser waived/reimbursed expenses of $170,562 and $172,985 for the Balanced Fund and Growth Fund, respectively. Waived/reimbursed expenses subject to potential recovery by year of expiration are as follows:

26 BAGLEY FUNDS ANNUAL REPORT

Badgley Funds, Inc.
NOTES TO THE FINANCIAL STATEMENTS (continued)
May 31, 2004

Year of Expiration	Balanced Fund	Growth Fund

5/31/2005	$ 123,485	$ 127,555
5/31/2006	145,963	148,381
5/31/2007	170,562	172,985
The Corporation, on behalf of each of the Funds, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), which authorizes it to compensate Rafferty Capital Markets, LLC, an unaffiliated distributor, (the “Distributor”) a distribution and shareholder servicing fee of 0.25% of each Fund’s average daily net assets (computed on an annual basis) subject to a minimum of $18,000 for the Corporation, which is allocated to the Funds based on each of their net assets. All or a portion of the fee may be used by the Distributor to pay costs of printing reports and prospectuses for potential investors and the costs of other distribution and shareholder servicing expenses. Currently, the Adviser has a Related Party Agreement with Rafferty Capital Markets, LLC, which allows the Adviser to be reimbursed for the cost of marketing the Funds. The Adviser incurred marketing related expenses for the Balanced Fund and the Growth Fund in the amount of $91,524.85 and $64,749.27, respectively. The Adviser was reimbursed $81,888.18 and $35,211.83 for the Balanced Fund and Growth Fund, respectively. During the year ended May 31, 2004 the Balanced Fund and Growth Fund incurred expenses of $76,134 and $42,811 respectively, pursuant to the 12b-1 Plan.

U.S. Bank, N.A., a subsidiary of U.S. Bancorp, a publicly held bank holding company, serves as custodian for the Funds.  U.S. Bancorp Fund Services, LLC, a wholly owned limited liability company of U.S. Bank, N.A., serves as transfer agent, administrator and accounting services agent for the Funds.

BADGLEY FUNDS ANNUAL REPORT 27

Badgley Funds, Inc.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
May 31, 2004

To the Board of Directors and Shareholders of Badgley Funds, Inc.

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Badgley Growth Fund and Badgley Balanced Fund (constituting Badgley Funds, Inc., hereafter referred to as the “Funds”) at May 31, 2004, and the results of each of their operations for the year then ended, the changes in each of their net assets for the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Portland, Oregon
July 14, 2004

28 BAGLEY FUNDS ANNUAL REPORT

Badgley Funds, Inc.
DIRECTORS AND OFFICERS
May 31, 2004

Name, Address* and Age	Position with the Corporation	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	# of Portfolios in Fund Complex	Other Directorships Held

		DISINTERESTED DIRECTORS

Graham S. Anderson**, 70	Director	Indefinite term since 1999.	Retired. Formerly Chairman and Chief Executive Officer of Pettit-Morry Co.	2	Former Director, The Commerce Bank.

Frank S. Bayley**, 64	Director	Indefinite term since 1998.	Of Counsel, formerly Partner, Baker & McKenzie.	2
Director and Chairman, C.D. Stimson Company; Trustee, AIM Fund/INVESCO; Director, Korean-American Chamber of Commerce of Northern California; Trustee and Treasurer, San Francisco Performances; Trustee, Seattle Art Museum.

Victor E. Parker**, 62	Director	Indefinite term since 2003.	Chairman and Chief Executive Officer of Parker, Smith & Feek, Inc.	2	Director, First Mutual Bancshares, Inc. and Trustee of Western Washington University Foundation.

Madelyn B. Smith**, 72	Director	Indefinite term since 1998.	Retired. Formerly Financial Analyst/Portfolio Manager, Frank Russell Co., Inc.	2	Director and Advisory Board Member, Marvin and Palmer Associates, Inc.

		INTERESTED DIRECTORS

J. Kevin Callaghan***, 46	President and Director	President since 2004; Director since 1998	Investment Counselor, Badgley, Phelps and Bell, Inc.	2	Director, Badgley, Phelps and Bell, Inc.

Steven C. Phelps***, 42	Director and Chairman	Indefinite term since 1998.	Investment Counselor, Badgley, Phelps and Bell, Inc.	2	Director, Badgley, Phelps and Bell, Inc.

		OFFICERS

Lisa P. Guzman, 49	Secretary and Treasurer	Indefinite term since 1998.	Administrative Manager, Badgley, Phelps and Bell, Inc.	2	Director, Badgley, Phelps and Bell, Inc.

*	Address for all listed persons is 1420 Fifth Avenue, Seattle, WA 98101.
**	Denotes those Directors who are not “interested persons” of the Corporation as defined under the 1940 Act.
***	Denotes those Directors who are “interested persons” of the Corporation under the 1940 Act.

The Funds’ Statement of Additional Information includes additional information about Directors and is available without charge upon request by calling 1-877-BADGLEY.

BADGLEY FUNDS ANNUAL REPORT 29

DIRECTORS	CUSTODIAN

Graham S. Anderson	U.S. Bank, N.A.
Frank S. Bayley	425 Walnut Street
J. Kevin Callaghan	Cincinnati, Ohio 45202
Victor E. Parker
Steven C. Phelps	ADMINISTRATOR, TRANSFER AGENT
Madelyn B. Smith	AND DIVIDEND-DISBURSING AGENT

PRINCIPAL OFFICERS	U.S. Bancorp Fund Services, LLC
Third Floor
J. Kevin Callaghan, President	615 East Michigan Street
Lisa P.Guzman, Treasurer and Secretary	Milwaukee, Wisconsin 53202

INVESTMENT ADVISER	INDEPENDENT A CCOUNTANTS

Badgley, Phelps and Bell, Inc.	PricewaterhouseCoopers LLP
1420 Fifth Avenue	1300 SW Fifth Avenue, Suite 3100
Seattle, Washington 98101	Portland, Oregon 97201

DISTRIBUTOR	LEGAL COUNSEL

Rafferty Capital Markets, LLC	Kirkland & Ellis LLP
59 Hilton Avenue, Suite 101	200 East Randolph Street
Garden City, New York 11530	Chicago, Illinois 60601

30 BAGLEY FUNDS ANNUAL REPORT

Badgley Funds, Inc.
PROXY VOTING POLICIES AND PROCEDURES
May 31, 2004

The Badgley Funds have adopted proxy voting policies and procedures that delegate to Badgley, Phelps and Bell, Inc., the Funds’ investment adviser, the authority to vote proxies. A description of the Badgley Funds proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at 1-877-BADGLEY or by e-mail at ProxyVotes@badgleyfunds.com. A description of these policies and procedures is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

BADGLEY FUNDS ANNUAL REPORT 31

ANNUAL REPORT
May 31, 2004

Badgley Funds, Inc.

Badgley Balanced Fund

Badgley Growth Fund

www.badgleyfunds.com

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s board of directors has determined that it does not have an audit committee financial expert serving on its audit committee. At this time, the registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 5/31/2004	FYE 5/31/2003

Audit Fees	$28,600	$27,550
Audit-Related Fees	$0	$0
Tax Fees	$4,400	$4,400
All Other Fees	$0	$0

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the previous two fiscal years are as follows:

  $4,400 for fiscal year 2003; and
  $4,400 for fiscal year 2004.

These amounts were paid for tax services provided to the registrant (as disclosed above) and were pre-approved by the registrant’s audit committee.

The following table indicates the non-audit fees billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years.

Non-Audit Related Fees	FYE 5/31/2004	FYE 5/31/2003

Registrant	$4,400	$4,400
Registrant’s Investment Adviser (and control affiliates)	$0	$0

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

Not applicable for periods ending before July 9, 2004.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 9. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 10. Controls and Procedures.

(a)  The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)  There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)  (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Badgley Funds, Inc.

By (Signature and Title)_/s/  J. Kevin Callaghan, President

Date August 9, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/  J. Kevin Callaghan, President

Date_ August 9, 2004

By (Signature and Title)* /s/  Lisa P. Guzman, Treasurer

Date_August 9, 2004

* Print the name and title of each signing officer under his or her signature.